Shareholder's Equity - Progression of the components of accumulated other comprehensive income (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Accumulated Other Comprehensive Income [Roll Forward]
AOCI beginning balance	$ 1,070	$ 700	$ 700
Other comprehensive income (loss), net of tax	(222)	346	370	$ 669	$ (436)
Stockholders' equity, including portion attributable to noncontrolling interest	3,738		3,995	3,481	2,539		$ 2,808
AOCI ending balance	848		1,070	700
Accumulated Net Investment Gain (Loss) Including Portion Attributable to Noncontrolling Interest
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss), unrealized holding gains on securities arising during the period, Pretax	(233)		834	828	(561)
Other comprehensive income (loss), unrealized holding gains on securities arising during the period, tax	49		(175)	(174)	118
Other comprehensive income (loss), unrealized holding gains on securities arising during the period, net of tax	(184)		659	654	(443)
Reclassification from accumulated other comprehensive income, pretax	(25)		(396)	(16)	6
Reclassification from accumulated other comprehensive income, tax	6		83	3	(1)
Reclassification from accumulated other comprehensive income, net of tax	(19)		(313)	(13)	5
Accumulated Other Comprehensive Income [Roll Forward]
Other comprehensive income (loss), pretax	(258)		438	812	(555)
Other comprehensive income (loss), tax	55		(92)	(171)	117
Other comprehensive income (loss), net of tax	(203)		346	641	(438)
Accumulated Net Investment Gain (Loss) Attributable to Parent
Accumulated Other Comprehensive Income [Roll Forward]
AOCI beginning balance	1,029	683	683	42	570
Stockholders' equity, including portion attributable to noncontrolling interest						$ (90)
AOCI ending balance	826		1,029	683	42
Accumulated Net Gain (Loss) from Cash Flow Hedges Including Portion Attributable to Noncontrolling Interest
Accumulated Other Comprehensive Income [Roll Forward]
Other comprehensive income (loss), pretax	(24)		30	36	2
Other comprehensive income (loss), tax	5		(6)	(8)	0
Other comprehensive income (loss), net of tax	(19)		24	28	2
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent
Accumulated Other Comprehensive Income [Roll Forward]
AOCI beginning balance	41	17	17	(11)	(13)
Stockholders' equity, including portion attributable to noncontrolling interest						0
AOCI ending balance	22		41	17	(11)
AOCI Including Portion Attributable to Noncontrolling Interest
Accumulated Other Comprehensive Income [Roll Forward]
Other comprehensive income (loss), pretax	(282)		468	848	(553)
Other comprehensive income (loss), tax	60		(98)	(179)	117
Other comprehensive income (loss), net of tax	(222)		370	669	(436)
AOCI Attributable to Parent
Accumulated Other Comprehensive Income [Roll Forward]
AOCI beginning balance	1,070	$ 700	700	31	557
Other comprehensive income (loss), net of tax	(222)		370	669	(436)
Stockholders' equity, including portion attributable to noncontrolling interest	848		1,070	700	31	$ (90)	$ 557
AOCI ending balance	$ 848		$ 1,070	$ 700	$ 31